Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	€ 1,919	€ 1,270	[1]	€ 729	[1]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,076)	(82)		661
Gains relating to cash flow hedges	8	14		(2)
Other comprehensive income that will be reclassified to profit or loss net of tax	(1,068)	(68)		659
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	(61)		203
Tax on items recognised directly within other comprehensive income	33	(3)		30
Other comprehensive income that will not be reclassified to profit or loss net of tax	81	(58)		173
Total other comprehensive income for the financial year	(987)	(126)		832
Total comprehensive income for the financial year	932	1,144		1,561
Attributable to:
Equity holders of the Company	969	1,128		1,538
Non-controlling interests	(37)	16		23
Total comprehensive income for the financial year	932	1,144		1,561
Guarantor [member]
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	1,895	1,243		724
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,015)	(71)		643
Gains relating to cash flow hedges	8	14		(2)
Other comprehensive income that will be reclassified to profit or loss net of tax	(1,007)	(57)		641
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	(61)		203
Tax on items recognised directly within other comprehensive income	(33)	3		(30)
Other comprehensive income that will not be reclassified to profit or loss net of tax	81	(58)		173
Total other comprehensive income for the financial year	(926)	(115)		814
Total comprehensive income for the financial year	969	1,128		1,538
Attributable to:
Equity holders of the Company	969	1,128		1,538
Total comprehensive income for the financial year	969	1,128		1,538
CRH America, Inc [member]
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	61	63		45
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(186)	49		159
Other comprehensive income that will be reclassified to profit or loss net of tax	(186)	49		159
Items that will not be reclassified to profit or loss in subsequent years:
Total other comprehensive income for the financial year	(186)	49		159
Total comprehensive income for the financial year	(125)	112		204
Attributable to:
Equity holders of the Company	(125)	112		204
Total comprehensive income for the financial year	(125)	112		204
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	1,917	1,280		(721)
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(890)	(131)		502
Gains relating to cash flow hedges	8	14		(2)
Other comprehensive income that will be reclassified to profit or loss net of tax	(882)	(117)		500
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	(61)		203
Tax on items recognised directly within other comprehensive income	(33)	3		(30)
Other comprehensive income that will not be reclassified to profit or loss net of tax	81	(58)		173
Total other comprehensive income for the financial year	(801)	(175)		673
Total comprehensive income for the financial year	1,116	1,105		(48)
Attributable to:
Equity holders of the Company	1,153	1,089		(71)
Non-controlling interests	(37)	16		23
Total comprehensive income for the financial year	1,116	1,105		(48)
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	(1,954)	(1,316)		681
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	1,015	71		(643)
Gains relating to cash flow hedges	(8)	(14)		2
Other comprehensive income that will be reclassified to profit or loss net of tax	1,007	57		(641)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(114)	61		(203)
Tax on items recognised directly within other comprehensive income	33	(3)		30
Other comprehensive income that will not be reclassified to profit or loss net of tax	(81)	58		(173)
Total other comprehensive income for the financial year	926	115		(814)
Total comprehensive income for the financial year	(1,028)	(1,201)		(133)
Attributable to:
Equity holders of the Company	(1,028)	(1,201)		(133)
Total comprehensive income for the financial year	(1,028)	(1,201)		(133)
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [Line Items]
Group profit for the financial year	1,919	1,270		729
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,076)	(82)		661
Gains relating to cash flow hedges	8	14		(2)
Other comprehensive income that will be reclassified to profit or loss net of tax	(1,068)	(68)		659
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	(61)		203
Tax on items recognised directly within other comprehensive income	(33)	3		(30)
Other comprehensive income that will not be reclassified to profit or loss net of tax	81	(58)		173
Total other comprehensive income for the financial year	(987)	(126)		832
Total comprehensive income for the financial year	932	1,144		1,561
Attributable to:
Equity holders of the Company	969	1,128		1,538
Non-controlling interests	(37)	16		23
Total comprehensive income for the financial year	€ 932	€ 1,144		€ 1,561

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.